FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2013
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 43: FOREIGN EXCHANGE POSITION

At December 31, 2013, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 31,263 million (EUR 33,578 million for 2012 and EUR 29,679 million for 2011) and EUR 25,370 million (EUR 26,121 million for 2012 and EUR 22,769 million for 2011), respectively.